Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Available for Sale Securities

The amortized cost and fair value of available for sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive loss were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2015
U.S. Treasury securities and obligations of U.S. government agencies	$40,992	$74	$(129)	$40,937
Obligations of states and political subdivisions	87,255	4,959	(62)	92,152
Mortgage-back securities in government sponsored entities	62,135	681	(243)	62,573

Total debt securities	190,382	5,714	(434)	195,662
Equity securities in financial institutions	481	106	—	587

Total	$190,863	$5,820	$(434)	$196,249

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2014
U.S. Treasury securities and obligations of U.S.government agencies	$42,910	$115	$(123)	$42,902
Obligations of states and political subdivisions	83,215	5,112	(306)	88,021
Mortgage-back securities in government sponsored entities	65,646	976	(180)	66,442

Total debt securities	191,771	6,203	(609)	197,365
Equity securities in financial institutions	481	59	—	540

Total	$192,252	$6,262	$(609)	$197,905

Fair Value of Securities by Contractual Maturity

The amortized cost and fair value of securities at year end 2015 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$5,075	$5,078
Due from one to five years	31,433	31,442
Due from five to ten years	31,754	33,606
Due after ten years	59,985	62,963
Mortgage-backed securities in government sponsored entities	62,135	62,573
Equity securities in financial institutions	481	587

Total	$190,863	$196,249

Proceeds from Sales of Securities, Gross Realized Gains and Losses

Proceeds from sales of securities, gross realized gains and gross realized losses were as follows:

	2015	2014	2013
Sale proceeds	$—	$18,088	$8,686
Gross realized gains	—	113	144
Gross realized losses	—	(1)	(89)
Gains (losses) from securities called or settled by the issuer	(18)	1	149

Debt Securities with Unrealized Losses Not Recognized in Income

Debt securities with unrealized losses at year end 2015 and 2014 not recognized in income are as follows:

	12 Months or less		More than 12 months		Total
2015	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
U.S. Treasury securities and obligations of U.S. government agencies	$25,464	$(112)	$1,132	$(17)	$26,596	$(129)
Obligations of states and political subdivisions	2,932	(20)	1,469	(42)	4,401	(62)
Mortgage-backed securities in gov’t sponsored entities	27,263	(172)	5,041	(71)	32,304	(243)

Total temporarily impaired	$55,659	$(304)	$7,642	$(130)	$63,301	$(434)

	12 Months or less		More than 12 months		Total
2014	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
U.S. Treasury securities and obligations of U.S. government agencies	$7,664	$(17)	$11,888	$(106)	$19,552	$(123)
Obligations of states and political subdivisions	853	(11)	5,647	(295)	6,500	(306)
Mortgage-backed securities in gov’t sponsored entities	12,289	(29)	11,492	(151)	23,781	(180)

Total temporarily impaired	$20,806	$(57)	$29,027	$(552)	$49,833	$(609)